REPURCHASE OF TREASURY SHARES (Details) $ / shares in Units, $ in Thousands	Jul. 08, 2024 shares	Jun. 04, 2024 ARS ($)	May 07, 2024 ARS ($) $ / shares	May 07, 2024 ARS ($) $ / shares	Apr. 19, 2024 ARS ($) $ / shares	Apr. 19, 2024 ARS ($) $ / shares	Dec. 27, 2022 $ / shares	Dec. 27, 2022 $ / shares	Sep. 13, 2022 $ / shares	Sep. 13, 2022 $ / shares	Jul. 20, 2022 ARS ($) $ / shares	Jul. 20, 2022 ARS ($) $ / shares
Program for the acquisition of own shares
Amount of shares authorized to be repurchased | $		$ 8,000,000	$ 4,000,000	$ 4,000,000	$ 8,000,000	$ 8,000,000					$ 2,000,000	$ 2,000,000
Shares authorized to be repurchased (as percent)		10.00%	10.00%	10.00%	10.00%	10.00%					10.00%	10.00%
Maximum repurchase of shares, percentage on average daily transaction volume		25.00%
Share repurchase term			120 days	120 days	120 days	120 days					250 days	250 days
American Depositary Shares | Maximum
Program for the acquisition of own shares
Share repurchase price per share (in per share) | $ / shares			$ 10		$ 8		$ 2.7		$ 2.7		$ 2.2
Class B Shares
Program for the acquisition of own shares
Shares repurchased (in shares) | shares	18,991,157
Share repurchased (as percent)	4.1581%
Class B Shares | Maximum
Program for the acquisition of own shares
Share repurchase price per share (in per share) | $ / shares				$ 2,400		$ 1,600		$ 200		$ 155		$ 138
ByMA Class B shares
Program for the acquisition of own shares
Shares repurchased (in shares) | shares	4,940,665
Share repurchase execution (as percent)	99.78%
Share repurchased (as percent)	1.0818%